CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 405,080	$ 262,368
Restricted cash	279,742	143,403
Marketable securities	43,576	9,004
Mortgage loans held for sale pledged under agreements to repurchase	2,116
Escrow receivable	13,882	10,772
Real estate inventory, net	1,312,369	1,361,796
Other current assets	32,995	20,828
Total Current Assets	2,087,644	1,808,171
PROPERTY AND EQUIPMENT- Net	34,606	17,976
RIGHT OF USE ASSETS	60,681
GOODWILL	30,945	9,400
INTANGIBLES - Net	12,414	3,743
OTHER ASSETS	5,394	3,005
TOTAL ASSETS	2,231,684	1,842,295
CURRENT LIABILITIES:
Accounts payable and other accrued liabilities ($6,440 and $0 carried at fair value)	32,977	30,265
Current portion of credit facilities and other secured borrowings	1,074,125	1,032,593
Interest payable	5,808	5,333
Lease liabilities, current portion	13,472
Total Current Liabilities	1,126,382	1,068,191
CREDIT FACILITIES - Net of current portion	221,929	100,502
CONVERTIBLE NOTES	140,096
DERIVATIVE AND WARRANT LIABILITIES	46,235	18,022
LEASE LIABILITIES - Net of current portion	48,435
OTHER LIABILITIES	208	5,082
TOTAL LIABILITIES	1,583,285	1,191,797
COMMITMENTS AND CONTINGENCIES (See Note 19)
TEMPORARY EQUITY:
Total temporary equity	1,381,502	1,063,864
SHAREHOLDERS' DEFICIT
Additional paid-in capital	57,362	31,201
Accumulated deficit	(790,483)	(446,056)
Accumulated Other Comprehensive Income (Loss), Net of Tax	18	(2)
Total Shareholder's Equity (Deficit)	(733,103)	(414,857)
Non-controlling interests		1,491
Total shareholders' deficit	(733,103)	(413,366)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	2,231,684	1,842,295
Series A convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	9,763	9,763
Series B convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	20,049	20,049
Series C convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	80,519	80,519
Series D convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	257,951	222,951
Series E convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	$ 1,013,220	$ 730,582